Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Nature of Operations [Abstract]
Schedule of Acquisition of Non-Controlling Interest	The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY.
In USD

Purchase consideration	466,888

Noncontrolling interests	(14,558)
Additional paid-in capital	481,446
466,888

Schedule of Major Consolidated Subsidiaries	The Company’s major consolidated subsidiaries as of June 30, 2023 are as follows:
Name	Date of Incorporation	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd.	April 1, 2014	PRC	100%
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	100%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”)	October 12, 2004	PRC	100%
Fujian Happiness Yijia Family Service Co., Ltd.	January 19, 2015	PRC	100%
Yaxing Human Resource Management (Pingtan) Co., Ltd.	July 6, 2018	PRC	51%
Fuzhou Gulou Jiajiale Family Service Co. Ltd.	February 28, 2019	PRC	100%
Yaxin Human Resource Management (Fuzhou) Co., Ltd.	September 10, 2021	PRC	100%
Zhongrun (Fujian) Pharmaceutical Co., Ltd. (“Zhongrun”)	January 13, 2017	PRC	75%
Fujian Chuangying Business Science and Technology Co., Ltd. (“Chuangying”)	September 9, 2013	PRC	100%